IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	$ 7,512	$ 6,437	$ 6,721
Interest-bearing deposits with banks	109,417	169,930
Trading loans, securities, and other	220,136	175,770
Non-trading financial assets at fair value through profit or loss	7,395	5,869
Derivatives	82,972	78,061
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	126,369	93,897
Debt securities at amortized cost, net of allowance for credit losses	240,439	271,615
Securities purchased under reverse repurchase agreements	247,078	208,217
Loans
Residential mortgages	315,063	331,649
Consumer installment and other personal	259,033	228,382
Credit card	41,662	40,639
Business and government	345,943	356,973
Total loans	961,701	957,643
Allowance for loan losses	(8,689)	(8,094)
Loans, net of allowance for loan losses	953,012	949,549
Investment in Schwab	0	9,024
Goodwill	18,980	18,851	$ 18,602
Other intangibles	3,409	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10,132	9,837
Deferred tax assets	5,388	4,937
Amounts receivable from brokers, dealers, and clients	27,345	22,115
Other assets	27,988	28,181
Total assets	2,094,558	2,061,751
Liabilities
Trading deposits	37,882	30,412
Derivatives	79,356	68,368
Securitization liabilities at fair value	25,283	20,319
Financial liabilities designated at fair value through profit or loss	197,635	207,914
Deposits
Personal	650,396	641,667
Banks	27,233	57,698
Business and government	589,475	569,315
Total deposits, other than trading	1,267,104	1,268,680
Obligations related to securities sold short	43,795	39,515
Obligations related to securities sold under repurchase agreements	221,150	201,900
Securitization liabilities at amortized cost	14,841	12,365
Amounts payable to brokers, dealers, and clients	27,434	26,598
Insurance-related liabilities	7,278	7,169
Other liabilities	34,240	51,878
Subordinated notes and debentures	10,733	11,473
Equity	127,827	115,160
Total liabilities and equity	2,094,558	2,061,751
Off-balance sheet commitments
Total off-balance sheet commitments	394,178	371,071
Not later than one month [member]
Assets
Cash and due from banks	7,512	6,437
Interest-bearing deposits with banks	106,857	165,665
Trading loans, securities, and other	4,243	3,773
Non-trading financial assets at fair value through profit or loss	0	0
Derivatives	10,478	11,235
Financial assets designated at fair value through profit or loss	271	367
Financial assets at fair value through other comprehensive income	1,959	357
Debt securities at amortized cost, net of allowance for credit losses	4,850	1,620
Securities purchased under reverse repurchase agreements	164,872	134,310
Loans
Residential mortgages	3,463	7,502
Consumer installment and other personal	1,115	974
Credit card	0	0
Business and government	59,741	55,591
Total loans	64,319	64,067
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	64,319	64,067
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	0	0
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	27,345	22,115
Other assets	5,207	6,556
Total assets	397,913	416,502
Liabilities
Trading deposits	3,346	4,522
Derivatives	10,690	9,923
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	48,996	50,711
Deposits
Personal	15,300	14,229
Banks	15,232	14,714
Business and government	18,548	23,536
Total deposits, other than trading	49,080	52,479
Obligations related to securities sold short	2,677	1,431
Obligations related to securities sold under repurchase agreements	196,625	173,741
Securitization liabilities at amortized cost	0	119
Amounts payable to brokers, dealers, and clients	27,434	26,598
Insurance-related liabilities	215	224
Other liabilities	5,198	12,396
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	344,261	332,144
Off-balance sheet commitments
Total off-balance sheet commitments	17,867	31,311
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	724	23
Trading loans, securities, and other	5,867	4,852
Non-trading financial assets at fair value through profit or loss	0	2
Derivatives	12,594	12,059
Financial assets designated at fair value through profit or loss	226	251
Financial assets at fair value through other comprehensive income	4,006	7,284
Debt securities at amortized cost, net of allowance for credit losses	3,768	4,237
Securities purchased under reverse repurchase agreements	40,541	35,360
Loans
Residential mortgages	7,240	11,817
Consumer installment and other personal	2,652	1,758
Credit card	0	0
Business and government	12,360	15,405
Total loans	22,252	28,980
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	22,252	28,980
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	2,630	2,478
Total assets	92,611	95,534
Liabilities
Trading deposits	4,147	2,516
Derivatives	13,350	11,556
Securitization liabilities at fair value	1,096	1,004
Financial liabilities designated at fair value through profit or loss	46,231	25,295
Deposits
Personal	30,652	31,997
Banks	96	4,287
Business and government	20,498	24,136
Total deposits, other than trading	51,246	60,420
Obligations related to securities sold short	575	2,392
Obligations related to securities sold under repurchase agreements	20,970	21,172
Securitization liabilities at amortized cost	719	589
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	405	448
Other liabilities	6,600	14,478
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	145,339	139,870
Off-balance sheet commitments
Total off-balance sheet commitments	46,516	28,290
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	39	0
Trading loans, securities, and other	5,219	6,777
Non-trading financial assets at fair value through profit or loss	0	301
Derivatives	7,269	5,501
Financial assets designated at fair value through profit or loss	543	486
Financial assets at fair value through other comprehensive income	3,698	6,250
Debt securities at amortized cost, net of allowance for credit losses	5,670	4,763
Securities purchased under reverse repurchase agreements	28,394	19,897
Loans
Residential mortgages	16,334	13,066
Consumer installment and other personal	6,373	2,509
Credit card	0	0
Business and government	13,577	10,866
Total loans	36,284	26,441
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	36,284	26,441
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	2	1
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	3,076	2,989
Total assets	90,194	73,406
Liabilities
Trading deposits	5,288	2,768
Derivatives	8,930	5,740
Securitization liabilities at fair value	570	328
Financial liabilities designated at fair value through profit or loss	57,600	51,967
Deposits
Personal	24,351	30,780
Banks	56	2,434
Business and government	19,236	11,295
Total deposits, other than trading	43,643	44,509
Obligations related to securities sold short	1,304	750
Obligations related to securities sold under repurchase agreements	3,017	2,096
Securitization liabilities at amortized cost	182	819
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	607	671
Other liabilities	2,535	7,279
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	123,676	116,927
Off-balance sheet commitments
Total off-balance sheet commitments	33,860	26,397
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	3,647	4,852
Non-trading financial assets at fair value through profit or loss	74	1,431
Derivatives	4,638	4,257
Financial assets designated at fair value through profit or loss	649	613
Financial assets at fair value through other comprehensive income	3,802	6,459
Debt securities at amortized cost, net of allowance for credit losses	7,152	6,367
Securities purchased under reverse repurchase agreements	6,906	10,119
Loans
Residential mortgages	25,284	16,074
Consumer installment and other personal	9,240	4,077
Credit card	0	0
Business and government	17,631	19,340
Total loans	52,155	39,491
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	52,155	39,491
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	4	4
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	521	556
Total assets	79,548	74,149
Liabilities
Trading deposits	2,790	2,101
Derivatives	7,039	3,319
Securitization liabilities at fair value	1,069	644
Financial liabilities designated at fair value through profit or loss	26,665	40,280
Deposits
Personal	17,289	16,971
Banks	0	16,343
Business and government	15,276	19,038
Total deposits, other than trading	32,565	52,352
Obligations related to securities sold short	1,647	971
Obligations related to securities sold under repurchase agreements	237	1,036
Securitization liabilities at amortized cost	367	438
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	608	671
Other liabilities	1,628	1,114
Subordinated notes and debentures	0	200
Equity	0	0
Total liabilities and equity	74,615	103,126
Off-balance sheet commitments
Total off-balance sheet commitments	27,242	25,256
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,107	4,729
Non-trading financial assets at fair value through profit or loss	0	96
Derivatives	5,006	2,587
Financial assets designated at fair value through profit or loss	251	292
Financial assets at fair value through other comprehensive income	6,061	9,367
Debt securities at amortized cost, net of allowance for credit losses	3,992	4,072
Securities purchased under reverse repurchase agreements	4,840	5,299
Loans
Residential mortgages	23,462	4,353
Consumer installment and other personal	7,052	6,137
Credit card	0	0
Business and government	17,491	18,982
Total loans	48,005	29,472
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	48,005	29,472
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10	12
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	485	367
Total assets	72,757	56,293
Liabilities
Trading deposits	4,967	3,715
Derivatives	4,359	2,783
Securitization liabilities at fair value	739	97
Financial liabilities designated at fair value through profit or loss	17,192	37,964
Deposits
Personal	19,285	19,064
Banks	49	6,954
Business and government	10,272	9,020
Total deposits, other than trading	29,606	35,038
Obligations related to securities sold short	1,245	603
Obligations related to securities sold under repurchase agreements	114	30
Securitization liabilities at amortized cost	567	144
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	641	705
Other liabilities	922	876
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	60,352	81,955
Off-balance sheet commitments
Total off-balance sheet commitments	25,301	22,460
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	10,100	11,756
Non-trading financial assets at fair value through profit or loss	332	702
Derivatives	11,761	10,485
Financial assets designated at fair value through profit or loss	1,396	1,144
Financial assets at fair value through other comprehensive income	6,002	5,766
Debt securities at amortized cost, net of allowance for credit losses	28,954	30,513
Securities purchased under reverse repurchase agreements	786	1,722
Loans
Residential mortgages	78,900	86,112
Consumer installment and other personal	31,673	28,498
Credit card	0	0
Business and government	44,950	47,488
Total loans	155,523	162,098
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	155,523	162,098
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	86	81
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	199	373
Total assets	215,139	224,640
Liabilities
Trading deposits	6,314	5,488
Derivatives	8,034	8,800
Securitization liabilities at fair value	2,248	3,313
Financial liabilities designated at fair value through profit or loss	652	1,477
Deposits
Personal	17,296	15,120
Banks	2	0
Business and government	51,067	37,681
Total deposits, other than trading	68,365	52,801
Obligations related to securities sold short	6,351	8,303
Obligations related to securities sold under repurchase agreements	164	1,225
Securitization liabilities at amortized cost	1,602	1,843
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	1,137	1,184
Other liabilities	2,380	1,886
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	97,247	86,320
Off-balance sheet commitments
Total off-balance sheet commitments	57,297	54,215
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	33,372	28,458
Non-trading financial assets at fair value through profit or loss	2,939	810
Derivatives	17,913	17,773
Financial assets designated at fair value through profit or loss	2,715	1,865
Financial assets at fair value through other comprehensive income	48,054	19,729
Debt securities at amortized cost, net of allowance for credit losses	70,952	93,429
Securities purchased under reverse repurchase agreements	739	482
Loans
Residential mortgages	112,140	132,381
Consumer installment and other personal	96,668	88,052
Credit card	0	0
Business and government	89,699	98,362
Total loans	298,507	318,795
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	298,507	318,795
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	679	562
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	412	312
Total assets	476,282	482,215
Liabilities
Trading deposits	7,931	7,566
Derivatives	15,169	12,877
Securitization liabilities at fair value	13,667	9,443
Financial liabilities designated at fair value through profit or loss	3	0
Deposits
Personal	12,784	15,590
Banks	2	3
Business and government	56,791	76,667
Total deposits, other than trading	69,577	92,260
Obligations related to securities sold short	14,346	10,989
Obligations related to securities sold under repurchase agreements	23	23
Securitization liabilities at amortized cost	5,104	4,823
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	1,508	1,656
Other liabilities	2,024	1,421
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	129,352	141,058
Off-balance sheet commitments
Total off-balance sheet commitments	180,059	175,998
Later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	31,052	27,484
Non-trading financial assets at fair value through profit or loss	1,873	694
Derivatives	13,313	14,164
Financial assets designated at fair value through profit or loss	935	1,399
Financial assets at fair value through other comprehensive income	49,739	34,270
Debt securities at amortized cost, net of allowance for credit losses	115,102	126,617
Securities purchased under reverse repurchase agreements	0	0
Loans
Residential mortgages	48,240	60,344
Consumer installment and other personal	37,975	35,096
Credit card	0	0
Business and government	56,975	61,904
Total loans	143,190	157,344
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	143,190	157,344
Investment in Schwab		0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3,333	3,130
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	507	153
Total assets	359,044	365,255
Liabilities
Trading deposits	3,099	1,736
Derivatives	11,785	13,370
Securitization liabilities at fair value	5,894	5,490
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	2	7
Banks	0	0
Business and government	32,004	24,144
Total deposits, other than trading	32,006	24,151
Obligations related to securities sold short	12,879	12,610
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	6,300	3,590
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	1,288	727
Other liabilities	5,944	5,608
Subordinated notes and debentures	10,733	11,273
Equity	0	0
Total liabilities and equity	89,928	78,555
Off-balance sheet commitments
Total off-balance sheet commitments	4,034	5,146
No specific maturity [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	1,797	4,242
Trading loans, securities, and other	122,529	83,089
Non-trading financial assets at fair value through profit or loss	2,177	1,833
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	3,048	4,415
Debt securities at amortized cost, net of allowance for credit losses	(1)	(3)
Securities purchased under reverse repurchase agreements	0	1,028
Loans
Residential mortgages	0	0
Consumer installment and other personal	66,285	61,281
Credit card	41,662	40,639
Business and government	33,519	29,035
Total loans	141,466	130,955
Allowance for loan losses	(8,689)	(8,094)
Loans, net of allowance for loan losses	132,777	122,861
Investment in Schwab		9,024
Goodwill	18,980	18,851
Other intangibles	3,409	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	6,015	6,039
Deferred tax assets	5,388	4,937
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	14,951	14,397
Total assets	311,070	273,757
Liabilities
Trading deposits	0	0
Derivatives	0	0
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	296	220
Deposits
Personal	513,437	497,909
Banks	11,796	12,963
Business and government	365,783	343,798
Total deposits, other than trading	891,016	854,670
Obligations related to securities sold short	2,771	1,466
Obligations related to securities sold under repurchase agreements	0	2,577
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	869	883
Other liabilities	7,009	6,820
Subordinated notes and debentures	0	0
Equity	127,827	115,160
Total liabilities and equity	1,029,788	981,796
Off-balance sheet commitments
Total off-balance sheet commitments	2,002	1,998
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	369,746	365,305
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,424	31,198
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	45,279	28,024
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	31,734	26,127
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,774	24,731
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,268	21,440
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	49,354	52,706
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	174,265	174,388
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,658	4,743
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,990	1,948
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,389	4,366
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	131	113
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	233	266
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	271	270
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	325	400
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	246	254
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	931	1,019
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,864	1,591
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	376	403
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12	50
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,043	1,400
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,312	0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,004	0
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,855	0
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,143	125
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,787	766
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,012	490
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,930	19
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0	$ 0